SCHEDULE OF ROLL FORWARD IN WARRANTS (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Change in fair value of warrants		$ 5,446
Private Warrants [Member]
Warrants Outstanding, January 1, 2022
Assumed in the merger		4,627,858
Exercised subsequent to the merger
Warrants Outstanding, December 31, 2022		4,627,858
Public Warrants [Member]
Warrants Outstanding, January 1, 2022
Assumed in the merger		9,487,500
Exercised subsequent to the merger
Warrants Outstanding, December 31, 2022		9,487,500
Term Loan Warrants [Member]
Warrants Outstanding, January 1, 2022	[1]
Exercised subsequent to the merger		(1,600,000)
Warrants Outstanding, December 31, 2022		2,593,056	[1]
Issued in conjunction with merger		4,193,056
Warrant [Member]
Balances, January 1, 2022	[2]
Issuance of warrants		52,956
Exercise of warrants		(16,669)
Change in fair value of warrants		(5,446)
Balances, December 31, 2022		$ 30,841	[2]

[1]	There were no warrants issued, exercised and outstanding prior to January 1, 2022.
[2]	There were no warrants issued, exercised and outstanding prior to January 1, 2022.